Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Web Werks JV
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 51,140	$ 0
Equity interest			38.50%	0.00%
Frankfurt JV
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 26,472		$ 26,167	$ 26,500
Equity interest	20.00%		20.00%	20.00%	20.00%
MakeSpace JV
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 0		$ 30,154	$ 16,924
Equity interest	0.00%	49.99%	49.99%	38.86%